Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - 6 months ended Jun. 30, 2024 - USD ($)	Ordinary Shares	Share Subscription Receivables	Additional Paid-in Capital	Statutory Reserve	Retained Earnings (Accumulated Losses)	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2023	$ 27,529	$ (847,086)	$ 41,220,949	$ 890,021	$ 4,901,797	$ (1,636,257)	$ 44,556,953
Balance (in Shares) at Dec. 31, 2023	27,529,372						27,529,372
Net loss for the period					(9,798,388)		$ (9,798,388)
Foreign currency translation adjustment						1,073,994	1,073,994
Appropriation to statutory reserve				119	(119)
Issuance of shares	$ 9,967		4,290,809				4,300,776
Issuance of shares (in Shares)	9,967,000
Balance at Jun. 30, 2024	$ 37,496	$ (847,086)	$ 45,511,758	$ 890,140	$ (4,896,710)	$ (562,263)	$ 40,133,335
Balance (in Shares) at Jun. 30, 2024	37,496,372						37,496,322